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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

Item 1. Schedule of Investments

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—129.5%
$574	Adjustable Rate Mortgage Trust, 2.963%, 1/25/36, CMO, VRN	Caa3/CCC	$401,753
	Banc of America Alternative Loan Trust, CMO,
785	5.731%, 4/25/37, VRN	Ca/NR	627,012
379	6.25%, 1/25/37	C/NR	55,959
	Banc of America Commercial Mortgage, Inc., CMO (h),
2,000	5.414%, 9/10/47	Aaa/AAA	2,122,806
2,500	7.224%, 4/15/36, VRN	A1/NR	2,494,864
67	7.811%, 11/15/31, VRN	Aaa/AAA	67,653
	Banc of America Funding Corp., CMO,
1,147	3.002%, 12/20/34, VRN	NR/A-	805,637
408	5.671%, 3/20/36, FRN	Caa1/BB	334,862
1,134	7.00%, 10/25/37	NR/CCC	869,409
	Banc of America Large Loan, Inc., CMO, FRN (a)(c),
1,500	0.725%, 3/15/22	NR/BBB-	1,384,137
984	2.005%, 11/15/15	NR/NR	931,411
	Banc of America Mortgage Securities, Inc., CMO, FRN,
986	3.073%, 6/20/31	WR/BB	924,782
37	3.174%, 11/25/34	Aaa/NR	34,958
647	5.079%, 6/25/35	B3/NR	591,269
150	BCAP LLC Trust, 5.060%, 3/26/36, CMO, FRN (a)(c)	NR/NR	139,219
1,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(c)	Aa2/NR	1,027,072
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
2,000	2.860%, 10/25/35	NR/BB	1,718,884
465	4.282%, 5/25/34 (h)	A2/A+	461,426
	Bear Stearns Alt-A Trust, CMO,
385	3.388%, 9/25/34, VRN	A2/AAA	326,590
692	3.873%, 5/25/36, VRN	Ca/CC	432,152
1,861	4.648%, 8/25/36, VRN	Ca/D	1,155,502
314	5.041%, 7/25/35, FRN	Caa3/CCC	227,034
817	5.999%, 8/25/36, VRN	Caa3/CCC	561,116
268	Bear Stearns Asset Backed Securities Trust, 5.50%, 12/25/35, CMO	Caa2/D	232,690
	Bear Stearns Commercial Mortgage Securities, CMO,
200	0.475%, 3/15/19, FRN (a)(c)	A2/BB+	190,820
1,300	5.627%, 3/13/40, VRN (a)(c)	NR/BBB+	1,119,525
3,000	5.694%, 6/11/50, VRN (h)	NR/A+	3,208,010
2,000	5.718%, 6/11/40, VRN (h)	Aaa/NR	2,156,574
1,000	5.812%, 5/11/39, VRN (a)(c)	NR/BBB+	897,300
1,103	6.50%, 2/15/32	NR/D	10,481
1,587	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(c)	C/CCC+	844,158
800	Chase Mortgage Finance Corp., 6.00%, 3/25/37, CMO	Caa3/CCC	677,646
2,500	Citigroup Commercial Mortgage Trust, 5.698%, 12/10/49, CMO, VRN (h)	Aaa/AA	2,704,928
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
670	2.893%, 8/25/35	Caa2/NR	575,600
776	5.162%, 9/25/35	NR/CCC	683,210
817	5.379%, 11/25/36	NR/CCC	627,599
4,012	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (h)	Aaa/A-	4,216,606
258	Citimortgage Alternative Loan Trust, 5.50%, 4/25/22, CMO	B3/NR	232,506
3,000	Commercial Capital Access One, Inc., 7.843%, 11/15/28, CMO, VRN (a)(c)	NR/NR	2,112,454
	Commercial Mortgage Pass Through Certificates, CMO (a)(c),
1,500	6.586%, 7/16/34 (h)	Aaa/AAA	1,499,430

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$1,500	6.834%, 7/16/34, VRN	Aa2/A+	$1,493,887
	Countrywide Alternative Loan Trust, CMO,
1,843	0.430%, 6/25/47, FRN	Caa3/CCC	1,123,613
552	0.530%, 2/25/37, FRN	Caa3/CCC	338,841
430	0.540%, 2/25/36, FRN	C/CC	139,156
363	6.00%, 11/25/35	Caa3/CCC	239,269
1,235	Countrywide Home Loan Mortgage Pass Through Trust,
	6.00%, 5/25/37, CMO	Caa2/NR	1,025,144
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
22,042	1.399%, 12/15/35, IO, VRN (a)(c)(h)	NR/AAA	373,143
3,000	6.574%, 12/15/35 (h)	Aaa/AAA	3,097,706
152	7.00%, 2/25/33	Aaa/AAA	164,141
2,000	7.46%, 1/17/35, VRN (h)	NR/NR	2,192,294
	Credit Suisse Mortgage Capital Certificates, CMO,
5,000	5.467%, 9/15/39 (h)	Aaa/AAA	5,292,776
441	5.896%, 4/25/36	Caa3/CCC	315,444
345	6.50%, 5/25/36	Ca/D	203,570
1,925	CW Capital Cobalt Ltd., 5.223%, 8/15/48, CMO (h)	NR/AA-	1,996,638
3,403	FFCA Secured Lending Corp., 1.114%, 9/18/27, CMO, IO, VRN (a)(c)	Aaa/NR	154,320
364	First Horizon Alternative Mortgage Securities,
	2.369%, 8/25/35, CMO, FRN	C/CCC	85,197
343	First Horizon Asset Securities, Inc., 2.752%, 4/25/35, CMO, FRN	Baa2/AAA	338,022
2,000	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (h)	Aaa/AAA	2,063,438
15,906	FREMF Mortgage Trust, 0.10%, 5/25/20, CMO, IO, VRN (b)(e)	NR/NR	94,201
	GMAC Commercial Mortgage Securities, Inc., CMO (a)(c),
761	5.362%, 4/10/40, VRN	A3/A-	763,353
2,000	6.50%, 5/15/35 (h)	NR/B	2,073,325
1,500	6.940%, 5/15/30, VRN	NR/NR	1,257,666
1,500	8.280%, 9/15/35, VRN	NR/NR	1,497,372
	Greenwich Capital Commercial Funding Corp., CMO,
1,500	5.419%, 1/5/36, VRN (a)(c)	A2/A+	1,528,318
2,000	5.444%, 3/10/39 (h)	Aaa/A	2,116,758
	GS Mortgage Securities Corp. II, CMO,
18,330	1.582%, 8/10/43, IO, VRN (a)(c)	Aaa/NR	1,738,263
5,750	5.56%, 11/10/39 (h)	Aaa/NR	6,183,456
3,480	7.397%, 8/5/18, VRN (a)(c)(h)	Baa2/NR	2,956,394
986	Harborview Mortgage Loan Trust, 5.715%, 6/19/36, CMO, VRN	Ca/D	614,945
	Indymac Index Mortgage Loan Trust, CMO,
271	0.650%, 11/25/34, FRN	Ba1/BB	187,381
262	5.528%, 5/25/36, VRN	Ca/D	147,671
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
57,000	0.573%, 2/15/46, IO, VRN (a)(c)	NR/NR	1,918,797
9,087	1.302%, 3/12/39, IO, VRN (a)(c)	Aaa/NR	187,353
4,100	5.664%, 3/18/51, VRN (a)(c)	A1/NR	4,122,562
1,400	5.738%, 2/12/49, VRN (h)	Aa2/A+	1,499,251
1,195	5.794%, 2/12/51, VRN	Aaa/A+	1,287,220
1,150	5.987%, 2/15/51, VRN	Aaa/A-	1,220,030
2,000	6.162%, 5/12/34 (h)	Aaa/NR	2,059,700
	JPMorgan Mortgage Trust, CMO,
562	2.980%, 7/25/35, FRN	B1/B+	531,591
315	5.101%, 10/25/35, VRN	B1/NR	312,070
950	LB Commercial Conduit Mortgage Trust, 5.928%, 7/15/44, CMO, VRN	Aaa/A	1,016,761

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	LB-UBS Commercial Mortgage Trust, CMO,
$1,278	5.347%, 11/15/38 (h)	NR/AAA	$1,351,853
1,500	5.683%, 7/15/35 (a)(c)	Ba1/BBB-	1,387,683
1,572	6.95%, 3/15/34, VRN (a)(c)	Aa2/A	1,609,404
1,690	Lehman Mortgage Trust, 6.00%, 5/25/37, CMO	NR/D	1,391,203
1,729	Luminent Mortgage Trust, 0.420%, 12/25/36, CMO, FRN	Caa2/B+	1,084,063
2,000	MASTR Asset Securitization Trust, 6.00%, 6/25/36, CMO, FRN	Caa2/CCC	1,805,909
1,500	Merrill Lynch Mortgage Investors, Inc., 6.412%, 12/15/30, CMO, VRN	Aaa/AA+	1,627,086
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (h),
1,500	5.485%, 3/12/51, VRN	Aaa/NR	1,570,988
2,300	5.70%, 9/12/49	NR/A+	2,410,060
	MLCC Mortgage Investors, Inc., CMO, FRN,
600	0.460%, 7/25/30	A2/AAA	478,127
177	0.500%, 11/25/35	B1/BBB	157,742
619	0.500%, 11/25/35	B3/BBB	524,482
463	0.580%, 11/25/29	Aaa/AAA	422,729
	Morgan Stanley Capital I, CMO,
2,000	5.447%, 2/12/44, VRN (h)	Aaa/A	2,099,153
315	5.692%, 4/15/49, VRN	Aa2/A-	331,888
558	5.809%, 12/12/49	NR/A+	602,461
1,400	Morgan Stanley Dean Witter Capital I, 6.50%, 11/15/36, CMO (a)(c)	NR/B-	1,286,471
	Morgan Stanley Mortgage Loan Trust, CMO,
768	3.215%, 1/25/35, VRN	NR/CCC	101,514
1,000	6.00%, 8/25/37	NR/CCC	882,453
1,488	Nationslink Funding Corp., 7.105%, 8/20/30, CMO, VRN (a)(c)	NR/BBB+	1,589,605
	Ocwen Residential MBS Corp., CMO, VRN (a)(c),
116	6.848%, 6/25/39 (d)	NR/NR	2,550
1,668	7.00%, 10/25/40 (e)	C/NR	189,062
	RBSCF Trust, CMO, VRN (a)(c),
1,000	5.223%, 8/16/48	NR/NR	981,161
1,000	5.331%, 2/16/44	NR/NR	1,004,874
1,000	5.336%, 5/16/47	NR/NR	1,026,640
2,744	6.068%, 2/17/51	NR/NR	2,870,995
	Residential Accredit Loans, Inc., CMO,
882	3.866%, 1/25/36, VRN	Caa3/D	501,570
710	6.00%, 8/25/35	NR/CCC	599,260
750	6.50%, 9/25/37	NR/D	510,036
558	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/D	402,520
1,000	Residential Funding Mortgage Securities I, 6.00%, 6/25/36, CMO	Caa2/CCC	899,679
	RMF Commercial Mortgage Pass Through Certificates, CMO (a)(c),
200	7.471%, 1/15/19	NR/NR	199,658
265	9.350%, 1/15/19, VRN	NR/NR	264,767
859	Sequoia Mortgage Trust, 0.454%, 7/20/36, CMO, FRN	B1/BBB+	715,770
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
500	5.490%, 9/25/36, FRN	NR/CCC	392,694
1,340	5.586%, 11/25/36, VRN	NR/CC	1,030,203
1,506	5.639%, 4/25/36, VRN	NR/CC	1,181,106
877	5.790%, 1/25/36, VRN	NR/CCC	677,556
1,803	Structured Asset Mortgage Investments, Inc.,
	0.460%, 8/25/36, CMO, FRN	Caa3/CCC	1,148,715
408	Structured Asset Securities Corp., 5.00%, 5/25/35, CMO	B2/A	424,049
382	TBW Mortgage-Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	292,764

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$1,500	TIAA Retail Commercial Trust, 5.77%, 6/19/33, CMO (a)(c)	NR/BBB	$1,559,541
2,195	TrizecHahn Office Properties, 7.604%, 5/15/16, CMO (a)(c)	Baa1/A	2,189,683
	Wachovia Bank Commercial Mortgage Trust, CMO,
40,949	0.451%, 10/15/41, IO, VRN (a)(c)	Aaa/AAA	764,051
2,500	5.188%, 2/15/41, VRN (a)(c)	Baa2/BBB-	2,239,405
1,000	5.509%, 4/15/47	Aa2/BBB+	1,034,559
5,044	5.605%, 2/15/35, VRN (a)(c)(h)	NR/AA-	5,041,931
1,825	5.900%, 2/15/51, VRN	Aaa/BBB	1,937,079
1,106	WaMu Mortgage Pass Through Certificates, 4.868%, 12/25/36, CMO, VRN	NR/CCC	870,654
232	Wells Fargo Alternative Loan Trust, 5.50%, 7/25/22, CMO	NR/CC	220,199
900	Wells Fargo Mortgage-Backed Securities Trust,
	5.713%, 10/25/36, CMO, VRN	Caa1/NR	766,168
32,125	WF-RBS Commercial Mortgage Trust, 1.375%, 2/15/44, IO, CMO, VRN (a)(c)	Aaa/NR	1,982,029

	Total Mortgage-Backed Securities (cost—$142,713,226)		152,271,883

CORPORATE BONDS & NOTES—40.1%
Airlines—6.9%
4,706	American Airlines Pass Through Trust, 6.817%, 11/23/12 (h)	B2/B+	4,723,647
429	Northwest Airlines, Inc., 1.063%, 11/20/15, FRN (MBIA) (h)	Baa2/A-	405,694
	United Air Lines Pass Through Trust (h),
848	6.636%, 1/2/24	Baa2/BB+	856,660
923	9.75%, 1/15/17	Baa2/BBB+	1,052,051
945	10.40%, 5/1/18	Baa2/BBB+	1,081,231

			8,119,283

Banking—3.9%
2,200	Discover Bank, 7.00%, 4/15/20 (h)	Ba1/BBB-	2,421,265
2,000	Regions Financial Corp., 7.75%, 11/10/14 (h)	Ba3/BB+	2,161,704

			4,582,969

Energy—0.9%
950	Consol Energy, Inc., 8.00%, 4/1/17 (h)	B1/BB	1,045,000

Financial Services—13.1%
	Ally Financial, Inc.,
10	5.90%, 1/15/19	B1/B	8,845
20	6.00%, 2/15/19	B1/B	17,869
106	6.00%, 3/15/19	B1/B	93,264
30	6.15%, 3/15/16	B1/B	28,084
20	6.30%, 8/15/19	B1/B	17,940
16	6.50%, 10/15/16	B1/B	15,043
23	6.65%, 6/15/18	B1/B	21,477
25	6.70%, 6/15/18	B1/B	23,412
19	6.75%, 8/15/16	B1/B	18,063
12	6.75%, 6/15/17	B1/B	11,374
18	6.75%, 9/15/18	B1/B	16,738
35	6.75%, 10/15/18	B1/B	32,613
2	6.80%, 10/15/18	B1/B	1,871
12	6.85%, 4/15/16	B1/B	11,600
174	6.90%, 8/15/18	B1/B	163,762
30	7.00%, 6/15/17	B1/B	28,811
3	7.00%, 2/15/18	B1/B	2,868

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$100	7.00%, 3/15/18	B1/B	$95,562
5	7.00%, 5/15/18	B1/B	4,778
55	7.00%, 8/15/18	B1/B	52,063
14	7.05%, 3/15/18	B1/B	13,415
32	7.05%, 4/15/18	B1/B	30,611
100	7.125%, 8/15/12	B1/B	99,722
6	7.15%, 9/15/18	B1/B	5,711
60	7.20%, 10/15/17	B1/B	58,161
5	7.25%, 9/15/17	B1/B	4,860
38	7.25%, 4/15/18	B1/B	36,724
60	7.25%, 8/15/18	B1/B	57,587
30	7.25%, 9/15/18	B1/B	28,713
195	7.30%, 12/15/17	B1/B	189,400
102	7.30%, 1/15/18	B1/B	99,043
76	7.35%, 4/15/18	B1/B	73,863
20	7.375%, 11/15/16	B1/B	19,568
36	7.40%, 12/15/17	B1/B	35,139
14	7.50%, 8/15/17	B1/B	13,769
12	7.50%, 11/15/17	B1/B	11,795
8	7.75%, 10/15/17	B1/B	7,921
19	8.00%, 10/15/17	B1/B	19,051
18	8.00%, 11/15/17	B1/B	18,048
5	8.20%, 3/15/17	B1/B	5,048
322	9.00%, 7/15/20	B1/B	325,507
1,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16) (h)	Baa2/BB	1,027,500
1,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(c)(h)	Baa3/BBB	1,039,387
	CIT Group, Inc.,
800	5.25%, 4/1/14 (a)(c)	B3/B+	804,906
96	7.00%, 5/1/13	B3/B+	98,281
275	7.00%, 5/1/14	B3/B+	280,955
275	7.00%, 5/1/15 (h)	B3/B+	278,204
459	7.00%, 5/1/16	B3/B+	460,234
642	7.00%, 5/1/17 (h)	B3/B+	644,330
1,000	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (h)	Ba1/BB+	1,045,000
	Ford Motor Credit Co. LLC (h),
1,000	6.625%, 8/15/17	Ba2/BB-	1,067,319
500	8.00%, 12/15/16	Ba2/BB-	567,571
1,600	International Lease Finance Corp., 7.125%, 9/1/18 (a)(c)(h)	Ba3/BBB-	1,727,200
1,200	Morgan Stanley, 0.783%, 10/15/15, FRN (h)	A2/A	1,153,337
	SLM Corp. (h),
1,000	8.00%, 3/25/20	Ba1/BBB-	1,091,765
1,100	8.45%, 6/15/18	Ba1/BBB-	1,233,687
1,000	Stone Street Trust, 5.902%, 12/15/15 (a)(c)(h)	Baa1/A-	1,042,974

			15,382,343

Hotels/Gaming—1.0%
1,100	MGM Resorts International, 9.00%, 3/15/20 (h)	Ba3/B	1,211,375

Insurance—5.0%
	American International Group, Inc. (h),
2,000	4.25%, 5/15/13	Baa1/A-	2,068,902
500	5.45%, 5/18/17	Baa1/A-	513,827

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Insurance (continued)
$700	5.85%, 1/16/18	Baa1/A-	$730,530
1,350	6.25%, 5/1/36	Baa1/A-	1,342,814
1,100	6.40%, 12/15/20	Baa1/A-	1,174,791

			5,830,864

Oil & Gas—2.6%
	Anadarko Petroleum Corp. (h),
200	6.20%, 3/15/40	Ba1/BBB-	193,854
1,000	6.375%, 9/15/17	Ba1/BBB-	1,100,718
1,400	6.45%, 9/15/36	Ba1/BBB-	1,402,543
285	Global Geophysical Services, Inc., 10.50%, 5/1/17	B3/B	307,800

			3,004,915

Paper/Paper Products—0.9%
1,000	Weyerhaeuser Co., 7.375%, 3/15/32 (h)	Ba1/BBB-	1,057,355

Real Estate Investment Trust—2.8%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (h)	Baa3/BBB-	997,332
2,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (h)	Ba1/BB+	2,247,548

			3,244,880

Retail—2.4%
	CVS Pass Through Trust (h),
1,733	5.88%, 1/10/28	Baa2/NR	1,758,637
979	7.507%, 1/10/32 (a)(c)	Baa2/BBB+	1,126,375

			2,885,012

Utilities—0.6%
250	Dynegy Holdings, Inc., 7.125%, 5/15/18 (h)	Caa3/CC	185,000
500	Energy Future Holdings Corp., 10.00%, 1/15/20 (h)	Caa3/B	531,884

			716,884

	Total Corporate Bonds & Notes (cost—$42,275,755)		47,080,880

ASSET-BACKED SECURITIES—7.9%
835	Advanta Business Card Master Trust, 0.504%, 6/20/14, FRN	Ca/CCC-	681,491
173	Ameriquest Mortgage Securities, Inc., 5.875%, 2/25/33, FRN	C/D	12,261
158	Asset Backed Securities Corp. Home Equity, 3.004%, 6/21/29, FRN	C/NR	38,055
637	Bayview Financial Acquisition Trust, 0.528%, 12/28/36, FRN	Baa1/BB	478,057
	Bear Stearns Asset Backed Securities Trust,
111	0.630%, 6/25/36, FRN	NR/BB	86,100
1,014	3.419%, 7/25/36, VRN	NR/CCC	731,295
10	CDC Mortgage Capital Trust, 5.350%, 3/25/33, FRN	C/D	69
1,000	CWALT, Inc., 5.467%, 9/15/39 (a)(c)	NR/NR	968,839
985	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,012,061
672	EMC Mortgage Loan Trust, 0.900%, 2/25/41, FRN (a)(c)	NR/NR	572,100
352	GE Mortgage Services LLC, 6.705%, 4/25/29, VRN	NR/NR	322,336
240	GSAA Trust, 0.520%, 6/25/35, FRN	B2/AA+	193,097
56	Keystone Owner Trust, 9.00%, 1/25/29 (a)(c)	C/NR	51,570
854	Lehman XS Trust, 5.42%, 11/25/35	A3/AAA	849,064
2,455	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.490%, 5/25/37, FRN	Ca/CCC	1,232,210

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$630	Merrill Lynch Mortgage Investors, Inc., 0.750%, 6/25/36, FRN	Caa1/BB-	$385,140
914	Oakwood Mortgage Investors, Inc., 6.89%, 11/15/32, VRN	C/D	260,355
96	Residential Asset Mortgage Products, Inc., 0.620%, 9/25/32, FRN	B2/CCC	61,628
84	Southern Pacific Secured Asset Corp., 0.590%, 7/25/29, FRN	B3/B	51,048
68	Structured Asset Investment Loan Trust, 4.750%, 10/25/33, FRN	C/CC	6,383
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	1,130,855
1,856	UPS Capital Business Credit, 3.511%, 4/15/26, FRN	C/NR	107,605

	Total Asset-Backed Securities (cost—$9,933,279)		9,231,619

MUNICIPAL BONDS & NOTES—1.7%
Arkansas—0.5%
845	Little Rock Municipal Property Owners Multipurpose Improvement Dist. No. 10,
	Special Tax, Capital Improvement Projects, 7.20%, 3/1/32, Ser. B	NR/NR	620,264

Iowa—0.2%
240	Dickinson Cnty. Rev., Spirit Lake, 7.75%, 12/1/12, Ser. B	NR/NR	251,467

Virginia—0.4%
465	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	450,241

West Virginia—0.6%
945	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BB+	660,281

	Total Municipal Bonds & Notes (cost—$2,429,323)		1,982,253

CONVERTIBLE BONDS—1.1%
Real Estate Investment Trust—1.1%
1,200	SL Green Operating Partnership L.P., 3.00%, 10/15/17 (a)(c) (cost—$1,191,545)	NR/NR	1,320,000

Shares
COMMON STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
1,294	SemGroup Corp., Class A (g) (cost—$33,638)		36,432

Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
1,362	SemGroup Corp., expires 11/30/14 (g) (cost—$6,128)		12,767

Principal Amount (000s)
SHORT-TERM INVESTMENTS—5.5%
Corporate Notes (h)—5.1%
Financial Services—5.1%
	Ford Motor Credit Co. LLC,
$2,000	7.25%, 10/25/11	Ba2/BB-	2,058,442
2,000	9.875%, 8/10/11	Ba2/BB-	2,057,112
1,000	SLM Corp., 0.533%, 10/25/11, FRN	Ba1/BBB-	989,355
900	Springleaf Finance Corp., 0.560%, 12/15/11, FRN	B3/B	869,207

	Total Corporate Notes (cost—$5,726,363)		5,974,116

U.S. Treasury Obligations (f)(i)—0.4%
410	0.183%, 6/9/11 (cost—$409,858)		409,953

PCM Fund, Inc. Schedule of Investments

March 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Asset-Backed Securities (b)(e)—0.0%
$131	PPM America High Yield CBO Ltd., 1.309%, 6/1/11 (cost—$117,607)	NR/NR	$55,567

U.S. Government Agency Securities (e)—0.0%
3	Federal Housing Administration, 8.36%, 1/1/12 (cost—$3,380)	Aaa/AAA	3,373

	Total Short-Term Investments (cost—$6,257,208)		6,443,009

	Total Investments (cost—$204,840,102) (j)—185.8%		218,378,843
	Liabilities in excess of other assets—(85.8%)		(100,822,173)

	Net Assets—100%		$117,556,670

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $66,065,201, representing 56.2% of net assets.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $342,203, representing 0.3% of net assets.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)	Non-income producing.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(i)	Rates reflect the effective yields at purchase date.

(j)	At March 31, 2011, the cost basis of investments for federal income tax purposes was $204,840,107. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $22,626,433; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $9,087,697; and net unrealized appreciation for federal income tax purposes was $13,538,736. The difference between book and tax cost was attributable to wash sales.

Glossary:

CBO—Collateralized Bond Obligation

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2011.

IO—Interest Only

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2011.

WR—Withdrawn Rating

Other Investments:

(a) Credit default swap agreements:

Buy protection swap agreements outstanding at March 31, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Received	Unrealized Depreciation
Bank of America:
American International Group	$ 700	2.04%	3/20/18	(5.00)%	$(123,123)	$(68,948)	$(54,175)

Sell protection swap agreements outstanding at March 31, 2011 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation
Bank of America:
MetLife	$ 3,500	1.37%	9/20/15	1.00%	$(53,757)	$(235,193)	$181,436
Citigroup:
SLM	1,700	1.51%	12/20/13	5.00%	160,401	146,950	13,451
SLM	500	1.51%	12/20/13	5.00%	47,177	(78,750)	125,927
Deutsche Bank:
American International Group	2,000	0.77%	3/20/13	2.10%	53,630	—	53,630
SLM	500	1.51%	12/20/13	5.00%	47,177	(61,250)	108,427
SLM	3,000	3.18%	3/20/19	5.35%	406,695	—	406,695

					$661,323	$(228,243)	$889,566

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund received $320,000 in cash as collateral for derivatives. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(b) Open reverse repurchase agreements at March 31, 2011 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	3/2/11	4/1/11	$999,475	$999,100
	0.65%	3/29/11	4/29/11	2,415,506	2,415,375
	0.85%	3/22/11	4/25/11	310,073	310,000
	0.85%	3/24/11	4/27/11	5,583,054	5,582,000
	0.86%	3/1/11	4/1/11	1,907,411	1,906,000
	0.86%	3/10/11	4/12/11	1,938,018	1,937,000
	0.86%	3/18/11	4/19/11	2,433,814	2,433,000
Barclays Bank	0.50%	3/3/11	4/4/11	1,027,414	1,027,000
	0.50%	3/8/11	4/7/11	5,622,874	5,621,000
	0.50%	3/11/11	4/14/11	2,529,738	2,529,000
	0.50%	3/14/11	4/15/11	2,936,734	2,936,000
	0.50%	3/17/11	4/12/11	973,203	973,000
	0.50%	3/18/11	4/19/11	855,166	855,000
	0.50%	3/23/11	4/26/11	977,122	977,000
	0.50%	3/29/11	4/29/11	1,663,069	1,663,000
	0.70%	3/11/11	4/14/11	1,847,754	1,847,000
	0.70%	3/15/11	4/15/11	411,136	411,000
	0.70%	3/22/11	4/26/11	580,113	580,000
	0.70%	3/23/11	4/26/11	960,168	960,000
	0.70%	3/28/11	4/28/11	3,808,296	3,808,000
	0.70%	3/30/11	5/2/11	3,279,128	3,279,000
	0.858%	3/9/11	4/11/11	5,644,092	5,641,000
	0.954%	3/18/11	4/19/11	2,174,807	2,174,000
	1.103%	3/22/11	4/21/11	1,345,412	1,345,000
Credit Suisse First Boston	0.50%	3/17/11	4/19/11	1,144,238	1,144,000
	0.50%	3/31/11	5/2/11	1,667,023	1,667,000
	0.65%	3/9/11	4/11/11	4,820,001	4,818,000
	0.65%	3/18/11	4/19/11	465,118	465,000
Greenwich Capital Markets	0.50%	3/28/11	4/7/11	716,040	716,000
	0.50%	3/30/11	5/2/11	1,313,036	1,313,000
	0.756%	3/11/11	4/12/11	7,563,334	7,560,000
	0.854%	3/15/11	4/18/11	1,819,734	1,819,000
	0.854%	3/21/11	4/21/11	10,608,768	10,606,000
	0.856%	3/11/11	4/12/11	3,804,899	3,803,000
	0.954%	3/21/11	4/21/11	388,113	388,000
	0.96%	3/4/11	4/5/11	2,296,714	2,295,000
	1.054%	3/21/11	4/21/11	1,907,614	1,907,000
	1.061%	3/2/11	4/1/11	2,561,263	2,559,000
JPMorgan Chase	0.60%	3/8/11	4/7/11	984,394	984,000
	0.60%	3/9/11	4/7/11	1,911,733	1,911,000
	0.60%	3/14/11	4/15/11	2,391,717	2,391,000
Morgan Stanley	0.80%	3/9/11	4/8/11	1,401,716	1,401,000
	0.95%	3/2/11	4/1/11	1,936,532	1,935,000

					$101,890,475

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended March 31, 2011 was $100,930,404 at a weighted average interest rate of 0.73%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at March 31, 2011 was $111,524,950.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes — Municipal bonds and notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	—	$151,988,620	$283,263	$152,271,883
Corporate Bonds & Notes:
Airlines	—	—	8,119,283	8,119,283
All Other	—	38,961,597	—	38,961,597
Asset-Backed Securities	—	9,231,619	—	9,231,619
Municipal Bonds & Notes	—	1,982,253	—	1,982,253
Convertible Bonds	—	1,320,000	—	1,320,000
Common Stock	$36,432	—	—	36,432
Warrants	—	—	12,767	12,767
Short-Term Investments:
Asset-Backed Securities	—	—	55,567	55,567
U.S. Government Agency Securities	—	—	3,373	3,373
All Other	—	6,384,069	—	6,384,069

Total Investments in Securities - Assets	$36,432	$209,868,158	$8,474,253	$218,378,843

Other Financial Instruments* - Assets
Credit Contracts	—	$889,566	—	$889,566

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(54,175)	—	$(54,175)

Total Investments	$36,432	$210,703,549	$8,474,253	$219,214,234

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended March 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2011, was as follows:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 3/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	$1,264,860	—	$(190,160)	$17,572	$112,598	$83,267	—	$(1,004,874)	$283,263
Corporate Bonds & Notes:
Airlines	8,242,029	—	(80,707)	39,371	4,530	(85,940)	—	—	8,119,283
Warrants	10,555	—	—	—	—	2,212	—	—	12,767
Short-Term Investments:
Asset-Backed Securities	55,663	—	—	1,860	—	(1,956)	—	—	55,567
U.S. Government Agency Securities	8,450	—	(5,067)	(3)	(14)	7	—	—	3,373

Total Investments	$9,581,557	—	$(275,934)	$58,800	$117,114	$(2,410)	—	$(1,004,874)	$8,474,253

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at March 31, 2011 was $89,700.

Item 2.	Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 13, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 13, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 13, 2011